Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managed Risk Asset Allocation Fund(SM)
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	602
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,343
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2013, the underlying fund was approximately 69% invested in equity securities, 21% invested in debt securities and 10% invested in money market instruments. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund’s futures commission merchant, or FCM, that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging — There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the underlying fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiative.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the fund’s investment results of the Class P2 shares for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P/Barclays Index is a composite blend of 60% of the S&P 500 and 40% of the Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the underlying fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the fund's investment results of the Class P2 shares for its first full calendar year of operations, and the following table shows how the fund's average annual total returns for various periods compare with a broad measure of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The 60%/40% S&P/Barclays Index is a composite blend of 60% of the S&P 500 and 40% of the Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the underlying fund may invest.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com/afis
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart shows the fund’s investment results of the Class P2 shares for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of market results.

Annual Return 2013	rr_AnnualReturn2013	20.58%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were: Highest 6.81% (quarter ended March 31, 2013) Lowest 1.79% (quarter ended June 30, 2013)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.79%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2013:
Label	rr_AverageAnnualReturnLabel	Managed Risk Asset Allocation Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.58%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	17.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.37%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	24.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	(1.45%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
60%/40% S&P/Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	60%/40% S&P/Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.55%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	13.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012

[1]	The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least May 1, 2015, unless modified or terminated by the fund's board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.